Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Provision for environmental rehabilitation
Opening balance	$ 373.6	$ 336.9
Addition to liabilities - continuing operations	10.3	6.3
Addition to liabilities - discontinued operations		11.8
Liabilities settled - continuing operations	(2.5)	(2.7)
Accretion of liability - continuing operations	10.4	13.9
Accretion of liability - discontinued operations	2.2	14.3
Yilgarn South asset purchase	55.0		55.0
Spin-off of Sibanye Gold	(154.9)
Foreign currency translation adjustment	(24.9)	(6.9)
Closing balance of provision for environmental rehabilitation	$ 269.2	$ 373.6